Variable Interest Entity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Deferred revenue		$ 424
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Deferred revenue	$ 300